Cover	Aug. 21, 2023
Cover [Abstract]
Entity Registrant Name	Cyber Apps World Inc.
Entity Central Index Key	0001230524
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 21, 2023
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	000-50693
Entity Tax Identification Number	90-0314205
Entity Address Address Line 1	Via Tomaso Rodari
Entity Address Address Line 2	6 – 6900
Entity Address City Or Town	Lugano
Entity Address Country	CH
Entity Address Postal Zip Code	6900
City Area Code	79
Local Phone Number	1595013